INVESTMENTS AND PUT RIGHT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Investments And Put Right Liabilities [Abstract]
Summary of Equity Loss in Affiliates

The Group recognized the following components of equity loss in affiliates:

	Year Ended December 31,
	2024	2023
Operating losses of TJBio Hangzhou	—	3,620
Share-based compensation related to Management HoldCo	1,095	4,389
Share-based compensation related to 2020 and 2021 Plan awards	(674)	682
Share-based compensation related to awards granted to TJBio Hangzhou employees	617	2,713
Total equity in loss of affiliate	1,038	11,404

Summary of group long term investment measured under equity method

The Group presented the summarized financial information of its long-term investment measured under equity method below in accordance with Rule 4-08 of Regulation S-X;

Year Ended December 31, 2023
Operating data:
Revenue	$17,376
Net loss	$(44,446)

Summary of Significant Assumptions and Inputs to Determine Fair Value

The Group used the following significant assumptions and inputs in the backsolve and OPM to determine the fair value of the Series A, B, and C shares as of December 31, 2024:

Investments in available-for-sale debt securities
Equity market adjustment	-20%
Expected time to change in control (Year)	3.0
Estimated volatility	95%
Risk-free rate (Based on the Chinese sovereign yield curve)	1.18%

Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the Group’s financial assets measured and recorded at fair value on a recurring basis as of December 31, 2025 and 2024:

	As of December 31, 2025
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, equity securities	$—	$—	$37,241	$37,241

	As of December 31, 2024
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, available-for-sale debt securities	$—	$—	$30,824	$30,824

Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability

The roll forward of major Level 3 financial assets and financial liabilities are as follows:

	Investments in available-for-sale	Investments in		Put right
	debt securities	equity securities		liabilities
Fair value of Level 3 financial liabilities as of December 31, 2023	$—	$—		$13,852
Purchase of available-for-sale debt securities	38,727	—		—
Fair value change of available-for-sale debt securities	(8,168)	—		—
Fair value change and extinguishment of put right liabilities	—	—		(13,852)
Currency translation differences	265	—		—
Fair value of Level 3 financial assets as of December 31, 2024	$30,824	$—		$—
Fair value change of available-for-sale debt securities	11,580	—		—
Reclassification of available-for-sale debt securities to equity securities	(42,404)	38,524	(1)	—
Fair value change of equity securities	—	(1,283)		—
Fair value of Level 3 financial assets as of December 31, 2025	$—	$37,241		$—

(1)
The fair value difference between the available-for-sale debt securities and the equity securities represent the removal of unilateral redemption rights associated with the preferred shares. Refer to “—Reclassification of Investment from Debt Securities to Equity Securities” section above for more details.